Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 16,589	$ 20,416
Fair value of plan assets at end of year	17,533	16,589
Real estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	404
Fair value of plan assets at end of year	439	404
Resource and royalties [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,198
Fair value of plan assets at end of year	1,272	1,198
Private Debt, Specialty Portfolio Strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	36
Fair value of plan assets at end of year	47	36
Public Equity Investment, Specialty Portfolio Strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5
Fair value of plan assets at end of year	0	5
Private Equity Funds, Specialty Portfolio Strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	304
Fair value of plan assets at end of year	273	304
Resource and Royalties Investments, Specialty Portfolio Strategy
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 10	0
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Investment redemption, notice period	90 days
Absolute Return, Specialty Portfolio Strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 35
Fair value of plan assets at end of year	1	35
Alternative Risk Premia [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 155
Fair value of plan assets at end of year		155
Alternative Risk Premia [Member] | Minimum [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Investment redemption, notice period	5 days
Alternative Risk Premia [Member] | Maximum [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Investment redemption, notice period	60 days
Other - Operating assets, at cost [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 155
Fair value of plan assets at end of year	143	155
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	42
Fair value of plan assets at end of year	171	42
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,090	949
Actual return relating to assets still held at the reporting date	91	198
Purchases	4	2
Disbursements	(18)	(59)
Fair value of plan assets at end of year	1,167	1,090
Level 3 [Member] | Real estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	249	272
Actual return relating to assets still held at the reporting date	10	(23)
Purchases	2	2
Disbursements	(9)	(2)
Fair value of plan assets at end of year	252	249
Level 3 [Member] | Resource and royalties [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	841	677
Actual return relating to assets still held at the reporting date	81	221
Purchases	2	0
Disbursements	(9)	(57)
Fair value of plan assets at end of year	$ 915	$ 841